Accounts payable and other (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and other [Abstract]
Trade payables	386	445
Payroll-related accruals	340	343
Income and other taxes	294	130
Accrued interest	105	123
Accrued charges	135	121
Personal injury and other claims provisions	82	84
Stock-based incentives liability	88	84
Environmental provisions	31	63	34
Other postretirement benefits liability	17	18
Other	148	169
Total accounts payable and other	1,626	1,580